Balance Sheet (Parenthetical)	Jan. 08, 2024 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par or stated value per share | $ / shares	$ 0.01
Common stock shares authorized	10,000
Common stock, shares, issued	10,000
Common stock, shares, outstanding	10,000